Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Trading assets and liabilities
end of	2019	2018
Trading assets (CHF million)
Debt securities	66,994	63,567	[1]
Equity securities	64,542	46,463
Derivative instruments [2]	17,731	18,312
Other	4,530	5,293
Trading assets	153,797	133,635	[1]
Trading liabilities (CHF million)
Short positions	24,714	26,946
Derivative instruments [2]	13,472	15,223
Trading liabilities	38,186	42,169
1
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

2 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
end of	2019	2018
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	20,695	20,216
Cash collateral received	14,633	13,213
Cash collateral on derivatives instruments – not netted (CHF million) [2]
Cash collateral paid	4,570	7,057
Cash collateral received	7,457	6,903
1 Recorded as cash collateral netting on derivative instruments in Note 27 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.